SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

On January 4, 2019, the Company completed the second closing of its initial public offering of the Company’s ordinary shares. Total of 19,361 shares of ordinary shares were sold at the price of $5 per share at the second closing. The total proceeds of this second closing of the IPO were $96,805.  There was total of $26,399 direct cost in connection with the second closing of IPO.

On January 9, 2019, the Company reached a settlement with the Tianjin Huacheng Century Investment Co. Ltd, the Defendant. The Defendant agreed to pay 90% of balance due, which equivalent to RMB 2,063,567, approximately $300,033 by January 10, 2019. The Company agreed to close the case if the fund was paid on time. The Company received total of $300,033 (2,063,568 RMB) on January 10, 2019 and case was closed.

The Company issued total of 126,082 underwriter warrants to its Underwriter on January 4, 2019, see Note 8.